ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2015, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest	December 1, 2004	People’s Republic	100%	Hybrid seed
Biotechnology Limited (“BioTech”)		of China (“PRC”)		technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development,
				production and
				distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

DenongZhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established Origin Biotechnology, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

As discussed above in “Foreign Ownership Restrictions,” under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with Origin Biotechnology dated December 25, 2004. Under these agreements, Origin Biotechnology shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay Origin Biotechnology service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05. The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor Origin Biotechnology had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Three of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2014 and 2015 are as follows:

Risks in relation to the VIE structure

	September 30,
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	41,987	65,138	10,240
Restricted cash	15,670	-	-
Accounts receivable	1,021	2,051	322
Due from related parties	2,698	-	-
Advances to suppliers	17,720	20,796	3,269
Advances to growers	20,759	10,483	1,648
Inventories	516,323	439,518	69,092
Income tax recoverable	49	49	8
Other current assets	4,347	4,292	675
Total current assets	620,574	542,327	85,254
Restricted cash	-	20,280	3,188
Land use rights, net	31,799	31,722	4,987
Plant and equipment, net	338,345	324,812	51,061
Equity investments	18,721	18,721	2,943
Goodwill	11,973	11,973	1,882
Acquired intangible assets, net	25,303	22,593	3,552
Other assets	4,009	3,079	484
Total assets	1,050,724	975,507	153,351
LIABILITIES
Current liabilities
Short-term borrowings	212,695	220,000	34,584
Current portion of long-term borrowings	33,805	24,000	3,773
Accounts payable	4,522	4,386	690
Due to growers	17,943	17,337	2,725
Due to related parties	10,234	40,757	6,407
Advance from customers	324,265	264,168	41,527
Deferred revenues	19,029	11,248	1,768
Income tax payable	-	37	6
Other payables and accrued expenses	67,578	49,845	7,835
Total current liabilities	690,071	631,778	99,315
Long-term borrowings	31,023	27,023	4,248
Other long-term liability	19,649	19,939	3,134
Total liabilities	740,743	678,740	106,697

As of September 30, 2014 and 2015, consolidated assets of RMB211,038 and RMB243,469, respectively, are collateral for the VIE’s obligations. These consolidated assets consisted of land use right of RMB14,972 and RMB18,519, plant and equipment of RMB196,066 and RMB197,627, and inventory of RMB nil and 27,323 as of September 30, 2014 and 2015, respectively.

The consolidated revenues of the Company has been generated from the VIE and its subsidiaries for the year ended September 30, 2013, 2014 and 2015 are 100%, 100% and 100%, respectively. The VIE and its subsidiaries also account for 98.67%and 98.95% of the total assets of the Company as at September 30, 2014 and 2015, respectively.